February 23, 1996



Securities and Exchange Commission
450 5th Street, NW
Attn:  Filing Desk, Stop 1-4
Washington, D.C. 20549-1004

RE:  Rule 24f-2 Notice for
     American Enterprise Variable Annuity Account
     SEC File No. 33-54471/811-7195

Gentlemen:

[i]   In accordance with the provisions of Rule 24f-2, American
      Enterprise Variable Annuity Account hereby files its Rule
      24f-2 Notice for the fiscal year ended December 31, 1995
      ("Fiscal Year").

[ii]  Amount of securities registered other
      than under 24f-2 which were unsold at
      the beginning of the fiscal year.                 $        0

[iii] Amount of securities registered during
      the fiscal year other than under 24f-2.           $        0

[iv]  Amount of securities sold during the
      fiscal year.                                      $7,946,000*

[v]   Amount of securities sold pursuant to 24f-2.      $7,946,000*

[vi]  Fee    $7,946,000  /   2900        equals         $ 2,740.00

  *  Sales of $8,131,000 minus redemptions of $185,000

Enclosed please find an opinion of counsel.

If you have any questions, please contact the undersigned.

Very truly yours,

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT



Mary Ellyn Minenko
Counsel
(612) 671-3678

MEM/TM/rdh

Enclosures